Investment Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investment income [line items]
Interest income	€ 6,052	€ 6,479	€ 7,087
Fair value interest income	5,056	5,642	5,951
Financial assets impaired [member]
Disclosure of investment income [line items]
Interest income	€ 190	€ 230	€ 223